Lease Arrangements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee Lease Description [Line Items]
Right-of-use assets (Note 9 and 18)	$ 484	$ 944
Operating lease expense	499	495
Office Premise
Lessee Lease Description [Line Items]
Right-of-use assets (Note 9 and 18)	$ 450	$ 931
Minimum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	1.44%	1.44%
Minimum | Office Premise
Lessee Lease Description [Line Items]
Lease term	2 years	2 years
Maximum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	3.60%	3.60%
Maximum | Office Premise
Lessee Lease Description [Line Items]
Lease term	5 years	5 years